Short-Term Borrowings	12 Months Ended
Dec. 31, 2025
Short-Term Borrowings [Abstract]
Short-Term Borrowings

Note 8 — Short-term Borrowings

Short-term borrowings consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Interest-free borrowings due to a third-party lender (a)	$109,982	$109,941
Short-term revolving loan due to a third-party lender (b)	-	2,506,000
Short-term revolving loan due to a third-party lender (c)	-	644,040
	$109,982	$3,259,981

(a)	The balance represented an interest-free loan due to a third-party lender. The loan was payable on demand.

(b)	In May 2024, a subsidiary of the Company obtained a short-term revolving loan with an aggregate principal amount of approximately $2,575,000 (HKD 20 million) from a third-party lender. The loan carries an annual interest rate of 15% and matures in May 2025. As of December 31, 2024, the outstanding principal amount was approximately $2,506,000, with accrued interest totaling approximately $146,000. The outstanding principal and accrued interest were fully settled in March 2025. For the years ended December 31, 2025 and 2024, the Company recorded interest expenses of approximately $21,600 and $146,000, respectively.

(c)	In May 2024, a subsidiary of the Company borrowed another short-term revolving loan in a principal of approximately $644,000 (HKD 5 million) from a third-party lender, due on July 31, 2024 at the interest rate of 5.83% per annum. The Company’s Chief Executive Officer (“CEO”) provided personal guarantee as collateral. This loan was fully repaid and subsequently reborrowed in the same amount in July 2024. As of December 31, 2024, the outstanding principal amount was approximately $644,000. The outstanding principal and accrued interest were fully settled in January 2025. For the years ended December 31, 2025 and 2024, the Company recorded interest expenses of approximately $2,400 and $22,000, respectively.

In April 2025, the subsidiary of the Company borrowed a short-term revolving loan in a principal of approximately $385,000 (HKD 3 million) from a third-party lender, due on July 31, 2025 at the interest rate of 8.00% per annum. The Company’s CEO provided personal guarantee as collateral. In June 2025, the outstanding principal, together with accrued interest of approximately $4,780 were fully settled.